Bank borrowings (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Bank loan	¥ 6,509	¥ 5,508
Bank Loan Borrowed by the Company
Bank loan	1,502	501
Bank Loan Borrowed by Subsidiaries of the Company
Bank loan	¥ 5,007	¥ 5,007